Summary of Significant Accounting Policies (Details Narrative) (10-Q) - USD ($)												3 Months Ended				7 Months Ended	12 Months Ended
	Jun. 28, 2019	Mar. 25, 2019	Oct. 05, 2018	Sep. 27, 2018	Sep. 27, 2018	May 01, 2018	Mar. 12, 2018	Feb. 06, 2018	Sep. 28, 2017	Sep. 13, 2017	Aug. 22, 2017	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Aug. 20, 2018
Allowance for doubtful accounts												$ 25,721	$ 129,365		$ 23,046	$ 129,365	$ 129,365	$ 26,046
Common stock issued for cash , shares	898,550											1,256,833			5,906,710		15,618,572	6,733,793
Payment of note payable related party		$ 500,000															$ 9,900,000	$ 960,000	$ 75,000
Shares issued for patents, amount																		750,000
Patent amortization expense															$ 36,961		$ 196,877	70,999
Cash payment				$ 250,000	$ 250,000
Contingent Consideration Payable				$ 1,250,000	1,250,000
Agreement term, description												Under the terms of the Exclusive License Agreement, the Company is obligated to pay a royalty to the patent holder, based on a $0.01 per unit basis for each round of ammunition sold that incorporates this patented technology through October 29, 2028					Under the terms of the Exclusive License Agreement, the Company is obligated to pay a royalty to the patent holder, based on a $0.01 per unit basis for each round of ammunition sold that incorporates this patented technology through October 29, 2028
Amortization of other intangible assets												$ 416,869					$ 61,803
Impairment expense
Concentration Percentage												10.00%		10.00%			10.00%
Advertising costs												$ 94,213		$ 146,615	$ 245,472		$ 554,266	$ 220,154
Common stock issued for services, shares	63,492											63,492					5,000
Option granted															3,609,822			4,542,338
Contingency
Warrants [Member]
Antidilutive securities excluded from computation of earnings per share, amount												8,646,216					8,143,115
Minimum [Member]
Property and equipment useful life												5 years					5 years
Customers payment due term												30 days					30 days
Maximum [Member]
Property and equipment useful life												7 years					10 years
Federal deposit insurance corporation limit												$ 250,000	250,000			$ 250,000	$ 250,000
Customers payment due term												60 days					60 days
Employees, Members of Board of Directors and Advisory Committee [Member]
Common stock issued for services, shares												167,500
Robert D. Wiley [Member] | Employment agreement [Member]
Option granted						100,000	400,000
Options vesting in period						33,333	100,000
Vesting period						3 years	4 years
Compensation expenses						$ 250,000	$ 660,000
Three Employee Agreements [Member] | Employment agreement [Member]
Option granted				535,000												535,000
Vesting period				4 years												4 years
Each compensation value recognized on straight-line basis				$ 1,376,000												$ 1,376,000
SW Kenetics Inc. [Member]
Number of shares issued in acquisition																	1,700,002
Cash payment				250,000	250,000
Contingent Consideration Payable				$ 1,250,000	$ 1,250,000
SW Kenetics Inc. [Member] | Claw Back Provisions [Member]
Number of shares issued in acquisition			1,700,002		1,700,002
Cash payment																				$ 250,000
SW Kenetics Inc. [Member] | Restricted Stock [Member]
Number of shares issued in acquisition					1,700,002
SW Kenetics Inc. [Member] | Three Shareholders [Member] | Restricted Stock [Member]
Number of shares issued in acquisition			1,700,002
Cash payment			$ 250,000
Contingent Consideration Payable			1,250,000
SW Kenetics Inc. [Member] | Three Shareholders [Member] | Milestone One [Member] | Claw Back Provisions [Member]
Cash payment			50,000
SW Kenetics Inc. [Member] | Three Shareholders [Member] | Milestone Two [Member] | Claw Back Provisions [Member]
Cash payment			$ 50,000
Hallam, Inc [Member]
Ownership percentage in ATI									100.00%
Licensing Agreements [Member]
Amortization expense												$ 12,500		12,500	$ 12,500		$ 50,000	45,833
Patents [Member]
Payment of note payable related party												$ 2,558	$ 10,783	7,147			$ 33,920	6,000
Share price												$ 1.25	$ 1.25			$ 1.25	$ 1.25
Shares issued for patents, amount												$ 950,000					$ 950,000
Patent amortization expense												21,269	$ 24,461	21,269			$ 85,074	$ 25,166
Number of shares issued in acquisition																		600,000
Patents [Member] | SW Kenetics Inc. [Member]
Patent amortization expense												$ 35,119
Jesse James [Member] | Licensing Agreements [Member]
Common stock issued for cash , shares												100,000					100,000
Additional common stock issued												75,000					75,000
Gross sale												$ 15,000,000					$ 15,000,000
Jeff Rann [Member] | Licensing Agreements [Member]
Common stock issued for cash , shares												100,000					100,000
Additional common stock issued												75,000					75,000
Gross sale												$ 15,000,000					$ 15,000,000
Two Shareholders [Member] | Hallam, Inc [Member]
Shares issued for patents, share									600,000
Payment of note payable related party									$ 200,000
Shareholders [Member] | Hallam, Inc [Member]
Payment of note payable related party								$ 100,000		$ 100,000	$ 200,000